Consolidated Statements of Changes in Members' Capital - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 2,080	$ 1,590
Net Income attributable to Common A equity	1,991	1,118
Contributions of Common A equity	1,460	180
Distributions to Series B equity		(808)
Cumulative effect of CECL adoption as of January 1, 2023	(178)
Repurchase of Common A equity units	(180)
Stock compensation expense	7
Balance	1,994	2,080
Common Class A [Member]
Distributions to Series B equity	(1,286)
Common Class B [Member]
Distributions to Series B equity	(1,900)
Preferred Stock [Member] | Preferred Class B [Member]
Balance	1,900	1,720
Net Income attributable to Common A equity		184
Contributions of Common A equity		180
Distributions to Series B equity		(184)
Cumulative effect of CECL adoption as of January 1, 2023
Repurchase of Common A equity units
Stock compensation expense
Balance		1,900
Preferred Stock [Member] | Common Class A [Member]
Distributions to Series B equity
Preferred Stock [Member] | Common Class B [Member]
Distributions to Series B equity	(1,900)
Common Stock [Member] | Common Class A [Member]
Balance	180	(130)
Net Income attributable to Common A equity	1,991	934
Contributions of Common A equity	1,460
Distributions to Series B equity	(1,286)	(624)
Cumulative effect of CECL adoption as of January 1, 2023	(178)
Repurchase of Common A equity units	(180)
Stock compensation expense	7
Balance	1,994	$ 180
Common Stock [Member] | Common Class B [Member]
Distributions to Series B equity